Note 6 - Income Taxes (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Details
Effective Income Tax Rate Reconciliation, Percent	12.00%	19.00%	12.00%	23.00%